Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables
	As of December 31,
	2018	2017
	US$’000	US$’000
Trade payables	15,941	22,973
Other payables	5,186	5,877
	21,127	28,850